FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The fair value of financial instruments on March 31, 2025 are summarized below:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative liabilities-public warrants	$-	$-	$726,000
Derivative liabilities-private warrants	$-	$-	$989,858
Derivative liabilities-earnout shares	$-	$-	$10,292
Derivative liabilities-sponsor earnout shares	$-	$-	$3,510
Total	$-	$-	$1,729,660

Mezzanine Equity:
Series C preferred stock	$-	$-	$71,809,025

The fair value of financial instruments on December 31, 2024 are summarized below:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative liabilities-public warrants	$-	$-	$1,020,000
Derivative liabilities-private warrants	$-	$-	$930,053
Derivative liabilities-earnout shares	$-	$-	$785,351
Derivative liabilities-sponsor earnout shares	$-	$-	$267,733
Total	$-	$-	$3,003,137

Mezzanine Equity:
Series C preferred stock	$-	$-	$71,809,025

The following table present information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2024 and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

December 31, 2024

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative liabilities-public warrants	$-	$-	$1,020,000
Derivative liabilities-private warrants	$-	$-	$930,053
Derivative liabilities-earnout shares	$-	$-	$785,351
Derivative liabilities-sponsor earnout shares	$-	$-	$267,733
Total	$-	$-	$3,003,137

Mezzanine Equity:
Series C preferred stock	$-	$-	$71,809,025

Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
SCHEDULE OF QUANTITATIVE INFORMATION REGARDING LEVEL 3 FAIR VALUE MEASUREMENTS INPUTS

The following table provides quantitative information regarding Level 3 fair value measurements inputs at the measurement date: December 13, 2024:

December 13, 2024
Stock price	$9.50
Volatility	26.50%
Risk-free rate	4.25%
Dividend yield	0.00%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at the measurement date: December 13, 2024:

December 13, 2024
Stock price	$9.50
Volatility	26.50%
Risk-free rate	4.25%
Dividend yield	0.00%

Series C Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
SCHEDULE OF QUANTITATIVE INFORMATION REGARDING LEVEL 3 FAIR VALUE MEASUREMENTS INPUTS

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates: March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
Stock price	$1.29	$3.00
Volatility	30.70%	33.50%
Risk-free rate	4.16%	4.38%
Dividend yield	0.00%	0.00%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates: December 13, 2024 and December 31, 2024:

	December 13, 2024	December 31, 2024
Stock price	$9.50	$3.00
Volatility	34.00%	34.00%
Risk-free rate	4.25%	4.38%
Dividend yield	0.00%	0.00%

Earnou Shares and Sponsor Earnout Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
SCHEDULE OF QUANTITATIVE INFORMATION REGARDING LEVEL 3 FAIR VALUE MEASUREMENTS INPUTS

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates: March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
Exercise price	$11.50	$11.50
Stock price	$1.29	$3.00
Public warrant price	$0.0605	$0.0850
Volatility	61.10%	33.50%
Risk-free rate	3.95%	4.38%
Dividend yield	0.00%	0.00%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates: December 13, 2024 and December 31, 2024:

	December 13, 2024	December 31, 2024
Exercise price	$11.50	$11.50
Stock price	$9.50	$3.00
Public warrant price	$0.075	$0.085
Volatility	de minimis	33.50%
Risk-free rate	4.25%	4.38%
Dividend yield	0.00%	0.00%